Income taxes - Narrative (Details) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Taxes [Abstract]
Income tax expense (benefit)	SFr (10.0)	SFr 9.0	SFr (2.9)	SFr 14.1